Share Repurchase Program - Additional Information (Detail) ¥ in Thousands, $ in Millions		12 Months Ended
	Nov. 23, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Aug. 31, 2023 USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchased cash consideration | ¥		¥ 63,898		¥ 134,313	¥ 42,330
Treasury Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan		(2,327,290)	(2,327,290)	(4,003,315)	(1,174,186)
Share repurchased cash consideration | ¥		¥ 63,898		¥ 134,313	¥ 42,330
Treasury Stock [Member] | RSUs [Member]
Equity, Class of Treasury Stock [Line Items]
Exercise and vesting of share-based awards		783,937	783,937	128,205
Common Class A [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan, authorized amount | $	$ 20.0					$ 40.0
Stock repurchase program, period in force	36 months
American Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan		7,500,000	7,500,000
Share repurchased cash consideration | $			$ 33.8